Goodwill, Changes in Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Goodwill [Roll Forward]
Goodwill, beginning of period	$ 1,090.9	[1],[2]	$ 1,041.3	[1]
Goodwill acquired	39.4		52.2
Currency and other impacts	(55.1)		(2.6)
Goodwill, end of period	1,075.2	[1],[2]	1,090.9	[1],[2]
Accumulated impairment loss	513.4		513.4		513.4
France [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period					83.8
Goodwill, end of period	76.9		87.3		83.8
Italy [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period					5.5
Goodwill, end of period	5.0		5.7		5.5
Americas [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	465.9	[3]	467.1	[3]
Goodwill acquired	1.9		0
Currency and other impacts	(1.5)		(1.2)
Goodwill, end of period	466.3	[3]	465.9	[3]
Americas [Member] | United States [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period					448.5
Goodwill, end of period	450.4		448.5		448.5
Southern Europe [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	107.8	[4]	103.3	[4]
Goodwill acquired	5.6		0
Currency and other impacts	(12.9)		4.5
Goodwill, end of period	100.5	[4]	107.8	[4]
Northern Europe [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	318.2		270.7
Goodwill acquired	28.0		43.2
Currency and other impacts	(34.9)		4.3
Goodwill, end of period	311.3		318.2
APME [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	72.0		73.2
Goodwill acquired	3.9		9.0
Currency and other impacts	(5.8)		(10.2)
Goodwill, end of period	70.1		72.0
Right Management [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	62.1		62.1
Goodwill acquired	0		0
Currency and other impacts	0		0
Goodwill, end of period	62.1		62.1
Corporate [Member]
Goodwill [Roll Forward]
Goodwill, beginning of period	64.9	[5]	64.9	[5]
Goodwill acquired	0		0
Currency and other impacts	0		0
Goodwill, end of period	64.9	[5]	64.9	[5]
Jefferson Wells [Member]
Goodwill [Roll Forward]
Goodwill, end of period	$ 55.5

[1]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2013, December 31, 2013 and December 31, 2014.
[2]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2014 and 2013.
[3]	Balances related to United States were $448.5, $448.5 and $450.4 as of January 1, 2013, December 31, 2013 and December 31, 2014, respectively
[4]	Balances related to France were $83.8, $87.3 and $76.9 as of January 1, 2013, December 31, 2013 and December 31, 2014, respectively. Balances related to Italy were $5.5, $5.7 and $5.0 as of January 1, 2013, December 31, 2013 and December 31, 2014, respectively.
[5]	The majority of the Corporate balance as of December 31, 2014 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.